Quarterly Financial Data Quarterly Financial Data Table (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Quarterly Financial Data [Abstract]
Net sales	$ 1,422	$ 1,338	$ 1,403	$ 1,338	$ 1,372	$ 1,326	$ 1,410	$ 1,395	$ 5,501	$ 5,503	$ 5,612
Gross Profit	992	953	1,021	961	953	971	1,027	1,014	3,927	3,965	4,079
Net earnings attributable to St. Jude Medical, Inc.	$ 123	$ 262	$ 115	$ 223	$ 120	$ 176	$ 244	$ 212	$ 723	$ 752	$ 826
Earnings Per Share, Basic	$ 0.42	$ 0.91	$ 0.41	$ 0.78	$ 0.39	$ 0.56	$ 0.78	$ 0.67	$ 2.52	$ 2.40	$ 2.55
Earnings Per Share, Diluted	$ 0.42	$ 0.90	$ 0.40	$ 0.78	$ 0.39	$ 0.56	$ 0.78	$ 0.67	$ 2.49	$ 2.39	$ 2.52
Cash dividends declared per share:	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.23	$ 0.23	$ 0.23	$ 0.23	$ 1.00	$ 0.92	$ 0.84